Non-controlling Interests	9 Months Ended
Oct. 31, 2021
Noncontrolling Interest [Abstract]
Non-controlling Interests
11)
NON-CONTROLLING
INTERESTS
Core & Main is the general partner of Holdings and operates and controls all of the business and affairs of Holdings and, through Holdings and its subsidiaries, conducts the Company’s business. Accordingly, Core & Main consolidates the consolidated financial statements of Holdings and attributes a portion of net income and equity of Holdings to non-controlling
interests related to the vested Partnership Interests held by the Continuing Limited Partners. Income or loss is attributed to the non-controlling
interests based on the weighted average percentage of Partnership Interests held by Continuing Limited Partners, excluding unvested Partnership Interests held by Management Feeder, relative to all Partnership Interests of Holdings during the period following the Reorganization Transactions. Holdings equity is attributed to non-controlling
interests based on the Partnership
Interests held by Continuing Limited Partners, excluding unvested Partnership Interests held by Management Feeder, relative to all Partnership Interests as of the balance sheet date. The non-controlling
interests’ ownership percentage may fluctuate over time as the Continuing Limited Partners exchange Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, for shares of Class A common stock and Partnership Interests held by Management Feeder vest. The following table summarizes the ownership of Partnership Interests of Holdings (excluding unvested Partnership Interests held by Management Feeder):

	Partnership Interests			Ownership Percentage
	Core & Main	Continuing Limited Partners	Total	Core & Main	Continuing Limited Partners	Total
Balances at July 23, 2021	119,950,882	80,834,811	200,785,693	59.74%	40.26%	100.0%
Issuance of Partnership Interests	40,116,279	—	40,116,279	6.70%	(6.70)%	—
Vesting of Partnership Interests	—	1,957,801	1,957,801	(0.54)%	0.54%	—

Balances at October 31, 2021	160,067,161	82,792,612	242,859,773	65.91%	34.09%	100.0%